DEFERRED TAX - Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Movements in deferred tax liabilities:
As at January 1,	¥ 1,403,291
As at December 31,	1,451,692	$ 210,476	¥ 1,403,291
Temporary Difference [Member]
Movements in deferred tax liabilities:
As of December 31	1,437,935		1,502,999
Business combination under common control			89,910	¥ 103,079
As at January 1,	1,527,845		1,606,078
Charged to other comprehensive income	(7,236)		(5,733)
Credited to profit or loss	143,634		(72,500)
As at December 31,	1,664,243		1,527,845
Interest capitalization
Movements in deferred tax liabilities:
As of December 31	17,925		25,840
As at January 1,	17,925		25,840
Credited to profit or loss	(2,093)		(7,915)
As at December 31,	15,832		17,925
Fair value changes of financial assets
Movements in deferred tax liabilities:
As of December 31	1,842		8,900
As at January 1,	1,842		8,900
Charged to other comprehensive income	(7,236)		(5,733)
Credited to profit or loss	6,375		(1,325)
As at December 31,	981		1,842
Withholding Tax
Movements in deferred tax liabilities:
Credited to profit or loss	204,786
As at December 31,	204,786
Depreciation and amortization
Movements in deferred tax liabilities:
As of December 31	71,967		37,107
Business combination under common control			68,409	79,384
As at January 1,	140,376		116,491
Credited to profit or loss	38,338		23,885
As at December 31,	178,714		140,376
Fair value adjustments arising from acquisition of subsidiaries
Movements in deferred tax liabilities:
As of December 31	1,346,201		1,431,152
Business combination under common control			21,501	¥ 23,695
As at January 1,	1,367,702		1,454,847
Credited to profit or loss	(103,772)		(87,145)
As at December 31,	¥ 1,263,930		¥ 1,367,702